Intangible Assets Other Than Goodwill	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL

NOTE 7: INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets as of December 31, 2017 and 2016 consist of the following:

December 31, 2017	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2017
Trade name	$10,420	$(10,420)	—
Port terminal operating rights	53,152	(10,889)	42,263
Customer relationships	36,120	(18,375)	17,745

Total intangible assets	$99,692	$(39,684)	$60,008

December 31, 2016	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2016
Trade name	$10,420	$(9,378)	$1,042
Port terminal operating rights	53,152	(10,162)	42,990
Customer relationships	36,120	(16,601)	19,519

Total intangible assets	$99,692	$(36,141)	$63,551

On December 15, 2014, Navios Logistics acquired two companies for a total consideration of $17,000. These companies, as free zone direct users, hold the right to occupy approximately 53 acres of undeveloped riverfront land located in the Nueva Palmira free zone in Uruguay, adjacent to Navios Logistics’ existing port. During the year ended December 31, 2014, Navios Logistics paid $10,200 and during the year ended December 31, 2015, Navios Logistics paid $6,800, representing the balance of the purchase price.

Amortization expense for each of the years ended December 31, 2017 2016 and 2015, amounted to $3,543, $3,523 and $3,823, respectively.

The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	985	985	985	985	985	37,338	42,263
Customer relationships	1,775	1,775	1,775	1,775	1,775	8,870	17,745

Total	$2,760	$2,760	$2,760	$2,760	$2,760	$46,208	$60,008